Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Revenue		$ 889,058	$ 491,760	$ 299,281
Operating costs and expenses:
Cost of revenue, exclusive of depreciation and amortization shown separately below		440,753	256,086	164,466
Operations and support		186,984	116,192	78,782
Technology and development		48,709	27,030	16,929
Sales and marketing		187,904	79,971	70,584
General and administrative		88,835	57,587	36,289
Depreciation		17,110	15,483	5,705
Amortization of intangible assets		44,163	18,817	7,984
Total operating costs and expenses		1,014,458	571,166	380,739
Loss from operations		(125,400)	(79,406)	(81,458)
Interest income		36	385	1,050
Interest expense		(31,723)	(7,907)	(1,186)
Other income (expense), net		3,280	(5,725)	(3,354)
Loss before income taxes		(153,807)	(92,653)	(84,948)
Income tax benefit (expense)		(784)	315	76
Net loss		(154,591)	(92,338)	(84,872)
Loss attributable to remeasurement of redeemable convertible preferred units		(426,101)	(202,433)	(42,186)
Net loss including remeasurement of redeemable convertible preferred units		(580,692)	(294,771)	(127,058)
Less: Net loss including remeasurement of redeemable convertible preferred units prior to Reverse Recapitalization		(555,437)	(294,771)	(127,058)
Less: Net loss attributable to redeemable noncontrolling interests		(12,558)	0	0
Net loss attributable to Class A Common Stockholders for basic net loss per share		$ (12,697)	0	0
Net income (loss) per unit attributable to common units - basic (in usd per share)	[1]	$ (0.06)
Net income (loss) per unit attributable to common units - diluted (in usd per share)	[1]	$ (0.06)
Weighted average units used to compute net income (loss) per unit attributable to common units - basic (in shares)	[1]	214,794
Weighted average units used to compute net income (loss) per unit attributable to common units - diluted (in shares)	[1]	214,794
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent [Abstract]
Net loss		$ (154,591)	(92,338)	(84,872)
Foreign currency translation adjustments		(358)	(313)	939
Total comprehensive loss		(154,949)	(92,651)	(83,933)
Less: Comprehensive loss prior to Reverse Recapitalization		(129,720)	(92,651)	(83,933)
Less: Comprehensive loss attributable to redeemable noncontrolling interests		(12,545)	0	0
Total comprehensive loss attributable to Class A Common Stockholders		$ (12,684)	$ 0	$ 0

[1]	Basic and diluted net loss per share of Class A Common Stock is applicable only for the period from December 6, 2021 through December 31, 2021, which is the period following the Reverse Recapitalization (as defined in Note 3, Reverse Recapitalization). See also Note 15, Net Loss Per Share.